Supplement dated June 9, 2023 to the Wilmington Funds

Prospectus dated August 31, 2022 (the “Prospectus”)

Effective June 9, 2023, the information in the Prospectus with respect to the Wilmington International Fund will be amended, supplemented, or replaced as follows:

Portfolio Manager Addition

Effective June 9, 2023, Sean Jenkins, of Wilmington Trust Investment Advisors, Inc. (“WTIA”), a sub-adviser of the Wilmington International Fund (the “Fund”), will be added as a portfolio manager of the Fund. Accordingly, the following information in the Prospectus is hereby deleted and replaced as described below:

The following supplements and amends certain information on page 7 of the Prospectus under the sub-section entitled “Investment Sub-Advisor”:

Principal Sub-Advisor – Wilmington Trust Investment Advisors, Inc. (“WTIA”)

Regional Sub-Advisors –AXA Investment Managers, Inc. (“AXA IM US Inc.”), Berenberg Asset Management LLC (“Berenberg”), Nikko Asset Management Americas, Inc. (“Nikko”), Parametric Portfolio Associates LLC (“Parametric”) and Schroder Investment Management North America, Inc. (“Schroders”)

Portfolio Managers	Title	Service Date (with the Fund)
Matthew D. Glaser	Executive Vice President and Head of Equity and Non-Traditional Investments at WTIA	2016

Allen E. Choinski, CFA	Senior Vice President and Portfolio Manager at WTIA	2022

Sean Jenkins	Senior Vice President and Portfolio Manager at WTIA	2023

Caroline Moleux, CFA	Senior Portfolio Manager at AXA IM US Inc.	2016

Benoist Leveque, CFA	Portfolio Manager at AXA IM US Inc.	2022

Luca Kroschke	Portfolio Manager at Berenberg	2022

Toshinori Kobayashi	Lead Portfolio Manager at Nikko	2016

Yu Sato	Back-Up Portfolio Manager at Nikko	2021

Paul Bouchey	Global Head of Research at Parametric	2022

Thomas C. Seto	Head of Investment Management of Parametric	2022

Toby Hudson	Fund Manager at Schroders	2016

The following amends and replaces information on pages 71 of the Prospectus under the sub-section entitled “Portfolio Manager Responsibilities”:

International Fund – Matthew D. Glaser, Allen E. Choinski, CFA, and Sean Jenkins allocate the assets of the International Fund among the sub-advisors. Caroline Moleux, CFA, and Benoist Leveque, CFA, are responsible for the day-to-day management of any portion of the Fund allocated to AXA IM US Inc. Luca Kroschke is responsible for the day-to-day management of any portion of the Fund allocated to Berenberg. Toshinori Kobayashi and Yu Sato are responsible for the day-to-day management of any portion of the Fund allocated to Nikko. Paul Bouchey and Thomas C. Seto are responsible for the day-to-day management of any portion of the Fund allocated to Parametric. Toby Hudson is responsible for the day-to-day management of any portion of the Fund allocated to Schroders. The sub-advisors decide on capitalization weightings, purchase and sales, and decide on sector and capitalization weightings for the portion of the International Fund that they manage. Each sub-advisor is responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.

The following amends information on pages 72-74 of the Prospectus under the sub-section entitled “Portfolio Manager Biographies”:

Sean Jenkins, is a Senior Vice President and Portfolio Manager/Senior Research Analyst at Wilmington Trust Investment Advisors, Inc. He is responsible for third-party Non-US equity manager due diligence and also a co-manager of the Wilmington International Fund. In addition, he collaborates with colleagues to strengthen their understanding of investment solutions. Prior to joining Wilmington Trust in 2022, Sean was a senior analyst on the Manager Research team at SEI Investments from 2012-2022, where he focused on equity research across both non-U.S. and domestic large-cap equity. Previously, he was an investment analyst at Cornerstone Advisors Asset Management from 2007-2012, where he focused on equity research and performance reporting. Sean holds an MBA with a focus on management from Rider University and a bachelor’s degree in business economics from Brown University.

Please keep this Supplement for future reference.

Supplement dated June 9, 2023 to the Wilmington Funds Statement of Additional

Information dated August 31, 2022 (the “SAI”)

Effective June 9, 2023, the information in the SAI with respect to the Wilmington International Fund will be amended, supplemented, or replaced as follows:

Portfolio Manager Addition

Effective June 9, 2023, Sean Jenkins, of Wilmington Trust Investment Advisors, Inc. (“WTIA”), a sub-adviser of the Wilmington International Fund (the “Fund”), will be added as a portfolio manager of the Fund. Accordingly, the following information in the SAI is hereby deleted and replaced as described below:

Effective June 9, 2023, the following amends and supplements certain information on page 74 of the SAI under the section entitled “Who Manages and Provides Services to the Funds?”, the sub-section entitled “Sub-Advisory Services” and the sub-sub-section entitled, “Wilmington International Fund/Wilmington Real Asset Fund/Wilmington Global Alpha Equities Fund”:

WFMC, INVESTMENT ADVISOR

WTIA, PRINCIPAL SUB-ADVISOR

OTHER ACCOUNTS MANAGED (As of April 30, 2023)

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	of Accounts Total Assets (millions)
Matthew D. Glaser
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	3	$272.8
Other Accounts:	153	$184.2

Dollar value range of shares owned in the International Fund:    None.

Dollar value range of shares owned in Real Asset Fund:     None.

Dollar value range of shares owned in Global Alpha Equities Fund: $10,001 - $50,000.

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	of Accounts Total Assets (millions)
Allen E. Choinski
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	0	$0
Other Accounts:	0	$0

Dollar value range of shares owned in the International Fund:    None.

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	of Accounts Total Assets (millions)
Jordan Strauss
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	2	$132.8
Other Accounts:	0	$0

Dollar value range of shares owned in Real Asset Fund:     None.

Dollar value range of shares owned in Global Alpha Equities Fund:     None.

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	of Accounts Total Assets (millions)
Sean Jenkins
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	0	$0
Other Accounts:	0	$0

Dollar value range of shares owned in the International Fund:    None.

Please keep this Supplement for future reference.